Fair Value Measurement (Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis) (Details) $ in Thousands	6 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period	$ 10
Additions to Level 3	3,856
Changes to fair value	(1,790)
Balance at End of Period	$ 2,076